INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS (Tables)	9 Months Ended
Sep. 30, 2017
Analysis of income and expense [abstract]
Schedule of Interest Income and Derivatives and Other Investment Gains

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Interest income		$2.5	$0.8	$6.4	$1.9
Gain on embedded derivative and warrants	18(c)	4.2	1.3	5.4	5.3
Gain on sale of a 30% interest in the Côté Gold Project	5	—	—	19.2	—
Amortization of gains related to flow-through common shares	20	0.2	1.2	3.5	3.3
Loss on redemption of 6.75% Senior unsecured notes	17(a)	—	—	(20.2)	—
Gain on purchase of 6.75% Senior unsecured notes	17(a)	—	4.0	—	4.0
Write-down of receivables		—	(1.5)	—	—
Gain on sale of gold bullion		—	—	—	72.9
Other gains (losses)		0.4	(0.3)	0.5	1.3
		$7.3	$5.5	$14.8	$88.7